Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity. We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are immaterial. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method.

Preparation of Financial Statements

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported and disclosed in our consolidated financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost and present insignificant risk of changes in value.

Inventories

Inventories consist substantially of food, beverages, hotel supplies, fuel and gift shop merchandise, which are all carried at the lower of cost or net realizable value. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over our estimates of useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-30	0%
Buildings and improvements	10-40	0% or 10%
Computer hardware and software	3-12	0% or 10%
Transportation equipment and other	3-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of the remaining lease term or related asset life (3-30)	0%

The cost of ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We account for ship improvement costs by capitalizing those costs we believe add value to our ships and have a useful life greater than one year and depreciate those improvements over their estimated useful life. We have a capital program for the improvement of our ships and for asset replacements in order to enhance the effectiveness and efficiency of our operations; to comply with, or exceed all relevant legal and statutory requirements related to health, environment, safety, security and sustainability; and to gain strategic benefits or provide improved product innovations to our guests.

We capitalize interest as part of the cost of capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is also included in other ship operating expenses. Liquidated damages received from shipyards as a result of late ship delivery are recorded as reductions to the cost basis of the ship.

The costs of repairs and maintenance, including minor improvement costs and dry-dock expenses, are charged to expense as incurred and included in other ship operating expenses. Dry-dock expenses primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset from the asset’s estimated undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value. The lowest level for which we maintain identifiable cash flows that are independent of the cash flows of other assets and liabilities is at the individual ship level. A significant amount of judgment is required in estimating the future cash flows and fair values of our cruise ships.

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business acquisition. We review our goodwill for impairment at least annually and as events or circumstances dictate. All of our goodwill has been allocated to our reporting units. The impairment review for goodwill allows us to first assess qualitative factors to determine whether it is necessary to perform the more detailed quantitative goodwill impairment test. We would perform the quantitative test if our qualitative assessment determined it is more-likely-than-not that a reporting unit’s estimated fair value is less than its carrying amount. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test for any reporting unit. When performing the quantitative test, if the estimated fair value of the reporting unit exceeds its carrying value, no further analysis is required. However, if the estimated fair value of the reporting unit is less than the carrying value, goodwill is written down based on the difference between the reporting unit’s carrying amount and its fair value, limited to the amount of goodwill allocated to the reporting unit.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and are not amortizable but are reviewed for impairment at least annually and as events or circumstances dictate. The impairment review for trademarks also allows us to first assess qualitative factors to determine whether it is necessary to perform a more detailed quantitative trademark impairment test. We would perform the quantitative test if our qualitative assessment determined it was more-likely-than-not that the trademarks are impaired. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value.

A significant amount of judgment is required in estimating the fair values of our reporting units and trademarks.

Derivatives and Other Financial Instruments

We utilize derivative and non-derivative financial instruments, such as foreign currency forwards, options and swaps, foreign currency debt obligations and foreign currency cash balances, to manage our exposure to fluctuations in certain foreign currency exchange rates. We use interest rate swaps to manage our interest rate exposure to achieve a desired proportion of fixed and floating rate debt. Our policy is to not use any financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value. If a derivative is designated as a cash flow hedge, then the effective portion of the changes in the fair value of the derivative is recognized as a component of accumulated other comprehensive income (“AOCI”) until the underlying hedged item is recognized in earnings or the forecasted transaction is no longer probable. If a derivative or a non-derivative financial instrument is designated as a hedge of our net investment in a foreign operation, then changes in the fair value of the financial instrument are recognized as a component of AOCI to offset a portion of the change in the translated value of the net investment being hedged until the investment is sold or substantially liquidated. Any ineffective portion is immediately recognized in earnings. For derivatives that do not qualify for hedge accounting treatment, the change in fair value is recognized in earnings.

We classify the fair value of all our derivative contracts as either current or long-term, depending on the maturity date of the derivative contract. The cash flows from derivatives treated as hedges are classified in our Consolidated Statements of Cash Flows in the same category as the item being hedged. Our cash flows related to fuel derivatives are classified within investing activities.

We measure our derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs and other variables included in the valuation model such as interest rate, yield and commodity price curves, forward currency exchange rates, credit spreads, maturity dates, volatilities and netting arrangements. We use the income approach to value derivatives for foreign currency options and forwards, and interest rate swaps using observable market data for all significant inputs and standard valuation techniques to convert future amounts to a single present value amount, assuming that participants are motivated but not compelled to transact.

Foreign Currency Translation and Transactions

Each foreign entity determines its functional currency by reference to its primary economic environment. We translate the assets and liabilities of our foreign entities that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign entities are translated at weighted-average exchange rates for the period. Equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of AOCI, which is a separate component of shareholders’ equity. Therefore, the U.S. dollar value of the non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.

We execute transactions in a number of different currencies. At the date that the transaction is recognized, each asset, liability, revenue, expense, gain or loss arising from the transaction is measured and recorded in the functional currency of the recording entity using the exchange rate in effect at that date. At each balance sheet date, recorded monetary balances denominated in a currency other than the functional currency are adjusted using the exchange rate at the balance sheet date, with gains or losses recorded in other income or other expense, unless such monetary balances have been designated as hedges of net investments in our foreign entities. The net gains or losses resulting from foreign currency transactions were insignificant in 2018, 2017 and 2016. In addition, the unrealized gains or losses on our long-term intercompany receivables and payables which are denominated in a non-functional currency and which are not expected to be repaid in the foreseeable future are recorded as foreign currency translation adjustments included as a component of AOCI.

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially included in customer deposit liabilities when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not significant. Future travel discount vouchers are included as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Guest cancellation fees are recognized in cruise passenger ticket revenues at the time of cancellation. Revenue is recognized net of expected discounts.

Our sale to guests of air and other transportation to and from airports near the home ports of our ships are included in cruise passenger ticket revenues, and the related cost of purchasing these services are included in cruise transportation costs. The proceeds that we collect from the sales of third-party shore excursions and on behalf of our onboard concessionaires, net of the amounts remitted to them, are included in onboard and other cruise revenues as concession revenues. All of these amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include fees, taxes and charges collected by us from our guests. A portion of these fees, taxes and charges vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees, taxes and charges is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees, taxes and charges included in passenger ticket revenues and commissions, transportation and other costs were $615 million in 2018, $579 million in 2017 and $540 million in 2016. The remaining portion of fees, taxes and charges are also included in cruise passenger ticket revenues and are expensed in other ship operating expenses when the corresponding revenues are recognized.

Revenues and expenses from our hotel and transportation operations, which are included in our Tour and Other segment, are recognized at the time the services are performed or expenses are incurred. Revenues from the long-term leasing of ships, which are also included in our Tour and Other segment, are recognized ratably over the term of the agreement.

Insurance

We maintain insurance to cover a number of risks including illness and injury to crew, guest injuries, pollution, other third-party claims in connection with our cruise activities, damage to hull and machinery for each of our ships, war risks, workers’ compensation, directors’ and officers’ liability, property damage and general liability for shoreside third-party claims. We recognize insurance recoverables from third-party insurers up to the amount of recorded losses at the time the recovery is probable and upon settlement for amounts in excess of the recorded losses. All of our insurance policies are subject to coverage limits, exclusions and deductible levels. The liabilities associated with crew illnesses and crew and guest injury claims, including all legal costs, are estimated based on the specific merits of the individual claims or actuarially estimated based on historical claims experience, loss development factors and other assumptions.

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs, which are expensed upon the first airing of the advertisement. Selling expenses totaled $673 million in 2018, $645 million in 2017 and $630 million in 2016. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include salaries and related benefits, professional fees and building occupancy costs, which are typically expensed as incurred.

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. For time-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if earlier than the vesting period. For performance-based share awards, we estimate compensation cost based on the probability of the performance condition being achieved and recognize expense ratably using the straight-line attribution method over the expected vesting period. If all or a portion of the performance condition is not expected to be met, the appropriate amount of previously recognized compensation expense is reversed and future compensation expense is adjusted accordingly. For market-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period. If the target market conditions are not expected to be met, compensation expense will still be recognized. We account for forfeitures as they occur.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares and common stock equivalents outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights.

Accounting Pronouncements

The Financial Accounting Standards Board (the “FASB”) issued amended guidance, Compensation - Retirement Benefits - Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires the bifurcation of service costs and other components of net benefit cost. The presentation of the other components of net benefit cost have been recorded in other income. On December 1, 2017, we adopted this guidance using the retrospective transition method for the presentation of the service cost component and other components of net benefit cost. The impact of adopting this guidance was immaterial to our consolidated financial statements, and as such, prior period information was not revised.

The FASB issued guidance, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. When effective, this standard will replace most existing revenue recognition guidance in U.S. GAAP. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not comprehensively addressed in U.S. GAAP. This guidance is required to be adopted by us in the first quarter of 2019. We have elected the modified retrospective adoption method which requires entities to apply the new revenue standard only to the current period consolidated financial statements and record a cumulative-effect adjustment to the December 1, 2018 opening balance of retained earnings, if any. We have completed our preliminary evaluation of changes to our revenues using the five step model supported by the new revenue standard. The impact of the adoption of ASC 606 on our consolidated financial statements relates to the gross presentation of prepaid travel agent commissions, shore excursions and other onboard revenues and costs which were historically presented net. The adoption of this guidance will not have a material impact to the timing of our recognition of revenues and will require additional disclosures.

The FASB issued amended guidance, Business Combinations - Clarifying the Definition of a Business, which assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance is required to be adopted by us in the first quarter of 2019 on a prospective basis. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

The FASB issued amended guidance, Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are aimed at reducing the existing diversity in practice. This guidance is required to be adopted by us in the first quarter of 2019 and must be applied using a retrospective approach for each period presented. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

The FASB issued amended guidance, Statement of Cash Flows - Restricted Cash, which requires restricted cash to be presented with cash and cash equivalents in the statement of cash flows. This guidance is required to be adopted by us in the first quarter of 2019 and must be applied using a retrospective approach to each period presented. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

The FASB issued amended guidance, Service Concession Arrangements, which clarifies that the grantor in a service arrangement should be considered the customer of the operating entity in all cases. This guidance is required to be adopted by us in the first quarter of 2019 and can be applied using either a retrospective or a modified retrospective approach. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

The FASB issued guidance, Leases, which requires an entity to recognize both assets and liabilities arising from financing and operating leases, along with additional qualitative and quantitative disclosures. This guidance is required to be adopted by us in the first quarter of 2020 and must be applied using a modified retrospective approach which allows entities to either apply the new lease standard to the beginning of the earliest period presented or only to the current period consolidated financial statement. Early adoption is permitted. The initial adoption of this guidance is expected to increase both our total assets and total liabilities, reflecting the lease rights and obligations arising from our lease arrangements, and will require additional disclosures. We are evaluating certain contractual arrangements to determine if they contain an implicit right to use an asset that would qualify as a leasing arrangement under the new guidance.

The FASB issued guidance, Derivatives and Hedging, which targeted improvements to accounting for hedging activities such as hedging strategies, effectiveness assessments, and recognition of derivative gains or losses. This guidance is required to be adopted by us in the first quarter of 2020 and must be applied using a modified retrospective approach. Early adoption is permitted. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

The FASB issued guidance, Intangibles - Goodwill and Other - Internal-Use Software, which requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance to determine which implementation costs to capitalize as assets or expense as incurred. The expense related to deferred implementation costs is required to be presented in the same income statement line item as the related hosting fees. Additionally, the payments for deferred implementation costs are required to be presented in the same line item in the statement of cash flows as payments for the related hosting fees. This guidance is required to be adopted by us in the first quarter of 2021 and must be applied using either a prospective or a retrospective approach. Early adoption is permitted. We are currently evaluating the impact this guidance will have on our consolidated financial statement.